Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-39598
Entity Registrant Name	XOS, INC.
Entity Central Index Key	0001819493
Entity Tax Identification Number	98-1550505
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3550 Tyburn Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90065
City Area Code	818
Local Phone Number	316-1890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	XOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false